Income Tax - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Netherlands statutory income taxes rate			25.00%	25.00%	25.00%
Significant losses in countries subject to tax holidays				$ 57	$ 320
Valuation allowance adjustments			26	(83)	(197)
Effect of the tax benefits on basic earnings per share			$ 0.07	$ 0.02	$ 0.04
Maximum percentage of tax reduction from tax holidays			100.00%	100.00%	100.00%
Income tax holiday expiration date			Dec. 31, 2022
Legal inflationary index					0.53%
Deferred tax benefit (expense) recorded as component of other comprehensive income (loss)			24	(31)
Cumulative amount of distributable earnings	775		775
Unrecognized tax benefits	238	229	238	229
Accrued interest and penalties related to uncertain tax positions	27		27
Interest and penalties of unrecognized tax benefits	32	6
Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Open tax year			1996
Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Open tax year			2014
STE Deconsolidation [Member]
Operating Loss Carryforwards [Line Items]
Valuation allowance adjustments				$ 32